DUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dune Capital Management LP
Address: 623 Fifth Avenue, 30th Floor
         New York, New York 10022

Form 13F File Number: 28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joshua P. Eaton
Title:       General Counsel
Phone:       (212) 301-8400

Signature, Place, and Date of Signing:

/s/  Joshua P. Eaton              New York, New York       November 13, 2007
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     10
Form 13F Information Table Value Total:     $273,263
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    Form 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR    SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------       --------------    -----    --------   -------    ---   ----  ----------   --------   ----    ------   ----
BED BATH & BEYOND INC       COM        075896100    35,144   1,030,000   SH            SOLE              1,030,000

BJS WHOLESALE CLUB INC      COM        05548J106     9,948     300,000   SH            SOLE                300,000

CITADEL BROADCASTING CORP   COM        17285T106     9,360   2,250,000   SH            SOLE              2,250,000

GRACE W R & CO DEL NEW      COM        38388F108    64,464   2,400,000   SH            SOLE              2,400,000

HILLTOP HOLDINGS INC        COM        432748101    11,458     975,964   SH            SOLE                975,964

NCR CORP NEW                COM        62886E108     8,137     163,400   SH            SOLE                163,400

SEARS HLDGS CORP            COM        812350106    41,340     325,000   SH            SOLE                325,000

TIME WARNER CABLE INC       CL A       88732J108    14,760     450,000   SH            SOLE                450,000

TYCO ELECTRONICS LTD        COM        G9144P105    27,211     768,017   SH            SOLE                768,017

TYCO INTL LTD BERMUDA       SHS        G9143X208    51,441   1,160,141   SH            SOLE              1,160,141
